Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	May 31, 2017	Nov. 30, 2016	Aug. 31, 2014
Related Party Transaction [Line Items]
RSA pool management fees and commissions	$ 0	$ 0	$ 0	$ (2,799)
Commercial management fees	0	0	0	(1,187)
Vessel operating expenses	(52,161)	(40,958)	(157,808)	(131,949)
Strategic and administrative service fees	(7,875)	(6,761)	(25,204)	(13,678)
Revenues	175,915	91,238	516,039	330,512
Teekay LNG Operating L.L.C. | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage						30.00%
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	0	0	0	2,799
Commercial management fees	0	0	0	1,187
Strategic and administrative service fees	0	0	0	(7,026)
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(2,800)	(2,020)	(8,900)	(6,442)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(189)	(148)	(548)	(188)
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	72	84	344	252
Technical management fee revenues
Related Party Transaction [Line Items]
Revenues	3,490	3,828	9,819	5,048
Technical management fee revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	0	0	0	4,890
Service revenues
Related Party Transaction [Line Items]
Revenues	343	1,003	758	1,280
Service revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	$ 0	$ 0	$ 0	1,772
Teekay Tanker Operations Limited | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues				$ 8,600
Percentage of voting interests acquired					50.00%		50.00%